PROVISIONS (Schedule of Provisions) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Current	₪ 75 [1]	₪ 77
Group's share in PHI's provisions [Member]
Disclosure of other provisions [line items]
Balance
Additions during the year	7
Balance	7
Non-current	7
Dismantling and restoring sites obligation [Member]
Disclosure of other provisions [line items]
Balance	35
Additions during the year	5
Reductions during the year	(14)
Finance costs	1
Balance	27
Non-current	27	35
Legal claims [Member]
Disclosure of other provisions [line items]
Balance	76
Additions during the year	8
Reductions during the year	(12)
Balance	72
Current	72	76
Equipment warranty [Member]
Disclosure of other provisions [line items]
Balance	1
Additions during the year	7
Reductions during the year	(5)
Balance	3
Current	₪ 3	₪ 1

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.